S000024505 [Member] Investment Objectives and Goals - SFT Core Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT Core Bond Fund
Objective [Heading]	SFT Core Bond Fund: Investment Objective
Objective, Primary [Text Block]	The Fund seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk.
Objective, Secondary [Text Block]	The Fund also seeks preservation of capital as a secondary objective.